Property, Plant and equipment - Capital commitments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Capital commitments	$ 53,000,000	$ 92,000,000	$ 124,000,000